SCHEDULE OF ASSETS (HELD AT END OF YEAR) - Schedule Of Assets (Held at End of Year) (Details) - EBP 008 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 822,939,065
Entity Tax Identification Number	13-4996950
EBP, Plan Number	008
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 904,575,335
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Fund R6 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 17,508,199
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19,340,926
Investment, Identifier [Axis]: JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 103,143,666
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 103,013,795
Investment, Identifier [Axis]: John Hancock Disciplined Value Mid Cap Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock Disciplined Value Mid Cap Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 18,331,848
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,912,866
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Mid Cap Growth Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 16,453,538
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,966,523
Investment, Identifier [Axis]: PIMCO Total Return Institutional Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Total Return Institutional Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 22,792,436
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,842,648
Investment, Identifier [Axis]: Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Participant loans [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 0
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,924,951
Investment, Identifier [Axis]: T. Rowe Price Small Cap Value I Class Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Small Cap Value I Class Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 14,418,057
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,462,550
Investment, Identifier [Axis]: Vanguard Equity Income Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Equity Income Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 22,870,989
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 24,506,176
Investment, Identifier [Axis]: Vanguard Extended Market Index Institutional Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Extended Market Index Institutional Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 14,242,795
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,567,386
Investment, Identifier [Axis]: Vanguard Federal Money Market Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Federal Money Market [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,357,312
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,357,312
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Plus Shares Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Fund Institutional Plus Shares [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 115,640,154
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 118,724,880
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Retirement Savings Trust III [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 46,241,716
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 46,241,716
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 13,794,109
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,279,799
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 31,804,875
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,817,741
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 37,342,025
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 42,334,165
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 62,229,565
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 71,416,042
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 50,800,797
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 58,649,294
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 54,772,791
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 63,934,834
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 51,066,135
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 60,002,454
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 34,838,622
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 40,905,312
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 19,562,365
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,965,389
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,959,345
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,786,068
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 388,276
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 474,415
Investment, Identifier [Axis]: Vanguard Target Retirement Income And Growth Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income And Growth Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 289,050
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 311,013
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Trust I [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 7,663,410
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,441,262
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Institutional Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Market Index Institutional Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 19,669,364
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,997,799
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Stock Index Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,774,731
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,898,377
Investment, Identifier [Axis]: Vanguard Wellington Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Wellington Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 26,982,895
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,499,642
Maximum [Member] | Investment, Identifier [Axis]: Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Interest Rate	9.50%
Minimum [Member] | Investment, Identifier [Axis]: Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Interest Rate	4.25%